Provisions - Summary of Detail of Provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Current, provisions	$ 286,052	$ 422,863
Non-Current, provisions	976,327	1,363,976
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Current, provisions	250,030	387,763
Non-Current, provisions	872,521	1,303,973
Decomissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Current, provisions	32,325	30,245
Non-Current, provisions	96,984	57,475
Provision for environmental issues
Disclosure Of Other Provisions [Line Items]
Current, provisions	632	1,044
Non-Current, provisions	609	721
Other Provisions
Disclosure Of Other Provisions [Line Items]
Current, provisions	3,065	3,811
Non-Current, provisions	$ 6,213	$ 1,807